Financial Instruments - Schedule of Carrying Amounts and Fair Value of Financial Instruments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Trade and other payables [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	$ 3,575,873	$ 3,309,037
Financial liabilities, Fair value	3,575,873	3,309,037
Loans and borrowings [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	1,026,919	1,006,920
Financial liabilities, Fair value	1,026,919	1,006,920
Secured promissory notes [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	6,082,383	7,633,966
Financial liabilities, Fair value	6,082,383	7,633,966
Lease liabilities [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	317,543	396,121
Financial liabilities, Fair value	317,543	396,121
Due to related parties [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	759,995	640,546
Financial liabilities, Fair value	759,995	640,546
Convertible Promissory Notes [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	7,000,000	1,055,420
Financial liabilities, Fair value	7,000,000	1,055,420
Secured convertible debenture [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	4,143,982	4,143,982
Financial liabilities, Fair value	4,143,982	4,143,982
Cash and cash held in trust [Member] | Level 1 [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	755,238	504,136
Financial assets, Fair value	755,238	504,136
Trade and other receivables [Member] | Level 2 [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	1,655,084	1,399,977
Financial assets, Fair value	$ 1,655,084	$ 1,399,977